Equity Incentive Plan - Summary of Company's Restricted Stock (Detail)	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Schedule Of Nonvested Stock Option Activity [Line Items]
Number of Restricted Shares, Granted	54,274
Expected future remaining compensation expense | $	$ 651,000
Expected future compensation expense, restricted shares remaining vesting period	2 years 3 months 18 days
Restricted Shares Awarded on January 15, 2016 [Member]
Schedule Of Nonvested Stock Option Activity [Line Items]
Number of Restricted Shares, Granted	2,056
Date of Award	Jan. 15, 2016
Expected future compensation expense, restricted shares remaining vesting period	0 years
Restricted Shares Awarded on March 20, 2017 [Member]
Schedule Of Nonvested Stock Option Activity [Line Items]
Number of Restricted Shares, Granted	2,388
Date of Award	Mar. 20, 2017
Expected future remaining compensation expense | $	$ 24,000
Expected future compensation expense, restricted shares remaining vesting period	1 year
Restricted Shares Awarded on April 10, 2018 [Member]
Schedule Of Nonvested Stock Option Activity [Line Items]
Number of Restricted Shares, Granted	2,643
Date of Award	Apr. 10, 2018
Expected future compensation expense, restricted shares remaining vesting period	0 years
Restricted Shares Awarded on April 10, 2018 [Member]
Schedule Of Nonvested Stock Option Activity [Line Items]
Number of Restricted Shares, Granted	4,670
Date of Award	Apr. 10, 2018
Expected future remaining compensation expense | $	$ 62,000
Expected future compensation expense, restricted shares remaining vesting period	2 years
Restricted Shares Awarded on March 14, 2019 [Member]
Schedule Of Nonvested Stock Option Activity [Line Items]
Number of Restricted Shares, Granted	6,796
Date of Award	Mar. 14, 2019
Expected future remaining compensation expense | $	$ 63,000
Expected future compensation expense, restricted shares remaining vesting period	1 year
Restricted Shares Awarded on March 14, 2019 [Member]
Schedule Of Nonvested Stock Option Activity [Line Items]
Number of Restricted Shares, Granted	8,742
Date of Award	Mar. 14, 2019
Expected future remaining compensation expense | $	$ 119,000
Expected future compensation expense, restricted shares remaining vesting period	3 years
Restricted Shares Awarded on March 14, 2020 [Member]
Schedule Of Nonvested Stock Option Activity [Line Items]
Number of Restricted Shares, Granted	13,997
Date of Award	Mar. 14, 2020
Expected future remaining compensation expense | $	$ 186,000
Expected future compensation expense, restricted shares remaining vesting period	2 years
Restricted Shares Awarded on March 14, 2020 [Member]
Schedule Of Nonvested Stock Option Activity [Line Items]
Number of Restricted Shares, Granted	12,982
Date of Award	Mar. 14, 2020
Expected future remaining compensation expense | $	$ 197,000
Expected future compensation expense, restricted shares remaining vesting period	4 years
Restricted Stock [Member]
Schedule Of Nonvested Stock Option Activity [Line Items]
Number of Restricted Shares, Nonvested at beginning of period	44,027
Number of Restricted Shares, Granted	26,979
Number of Restricted Shares, Vested	(16,732)
Number of Restricted Shares, Forfeited	0
Number of Restricted Shares, Nonvested at end of period	54,274
Weighted Average Grant Date Fair Value, Nonvested at beginning of period | $ / shares	$ 20.48
Weighted Average Grant Date Fair Value, Granted | $ / shares	21.26
Weighted Average Grant Date Fair Value, Vested | $ / shares	20.36
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	0
Weighted Average Grant Date Fair Value, Nonvested at end of period | $ / shares	$ 20.90